WARRANT LIABILITIES (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2020 CAD ($)
Warrant Liabilities
Loss (gain) on revaluation of warrant liabilities	$ 204
Fair value transferred to share capital on exercise	$ 247